Remuneration of the Company's key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Management Board
Remuneration of the Company's key management personnel
Short-term benefits	€ 3,039	€ 3,757	€ 3,067
Termination benefits	675	1,871
Share-based payments	2,347	4,300	6,689
Total	6,061	9,928	9,756
Supervisory Board
Remuneration of the Company's key management personnel
Short-term benefits	633	674	669
Share-based payments	552	652	478
Total	€ 1,185	€ 1,326	€ 1,147